UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:	March 31, 2007
Date of reporting period:	September 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Massachusetts
Municipal Money Market Fund

SEMI-ANNUAL
REPORT

SEPTEMBER 30, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

		Western Asset Massachusetts Municipal Money Market Fund

	Semi-Annual Report • September 30, 2007

	What’s Inside	Letter from the Chairman	I

		Fund at a Glance	1

		Fund Expenses	2

		Schedule of Investments	4

		Statement of Assets and Liabilities	11

		Statement of Operations	12

		Statements of Changes in Net Assets	13

	Fund Objective The Fund seeks to provide income exempt from both regular federal income taxes* and Massachusetts personal income tax from a portfolio of high quality short-term municipal obliga- tions selected for liquidity and stability of principal.	Financial Highlights	14

		Notes to Financial Statements	15

*

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy produced mixed results during the six-month reporting period ended September 30, 2007. In the first quarter of 2007, U.S. gross domestic product (“GDP”)i growth was a tepid 0.6%, according to the U.S. Commerce Department. This was the lowest growth rate since the fourth quarter of 2002. The economy then rebounded, as second quarter 2007 GDP growth was a solid 3.8%. Given the modest increase earlier in the year, this higher growth rate was not unexpected. The advance estimate for third quarter GDP growth was 3.9%.

          Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take several actions during the reporting period. The Fed initially responded by lowering the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, the Fed reduced the federal funds rateiii from 5.25% to 4.75% and the discount rate to 5.25%. This marked the first reduction in the federal funds rate since June 2003. In its statement accompanying the September meeting, the Fed stated: “Economic growth was moderate during the first half of the year, but the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth more generally. Today’s action is intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in financial markets and to promote moderate growth over time.”

          At the end of October 2007, after the reporting period concluded, the Fed again cut rates, reducing the federal funds rate from 4.75% to 4.50%.

          During the six-month reporting period, both short- and long-term Treasury yields experienced periods of significant volatility. After falling during the first three months of 2007, yields then moved steadily higher during much of the second

Western Asset Massachusetts Municipal Money Market Fund	I

quarter. This was due, in part, to inflationary fears, a solid job market and expectations that the Fed would not be cutting short-term rates in the foreseeable future. During the remainder of the reporting period, the U.S. fixed-income markets were extremely volatile, which negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions who found it much more costly to attract funding. Certain sectors of the U.S. money markets, such as asset-backed commercial paper, came under increased scrutiny because the underlying assets for many programs are mortgage-backed securities. This turmoil triggered a significant “flight to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Overall, during the six months ended September 30, 2007, two-year Treasury yields fell from 4.58% to 3.97%. Over the same period, 10-year Treasury yields moved from 4.65% to 4.59%.

          During the reporting period, the yields available from tax-exempt money market instruments fluctuated given the changing short-term interest rate environment.

          The current market challenges have not affected the Fund’s $1.00 share price. Additionally, we believe that the current situation should not affect the Fund’s $1.00 share price, going forward. Over time, we also believe that the Fund’s returns should remain competitive.

Performance Review

As of September 30, 2007, the seven-day current yield for Western Asset Massachusetts Municipal Money Market Fund was 3.17% and its seven-day effective yield, which reflects compounding, was 3.22%.1

          Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

1

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

II	Western Asset Massachusetts Municipal Money Market Fund

Western Asset Massachusetts Municipal Money Market Fund Yields as of September 30, 2007 (unaudited)

Seven-day current yield[1]	3.17%

Seven-day effective yield[1]	3.22%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate.

          An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Special Shareholder Notice

Prior to April 16, 2007, the Fund was known as Legg Mason Partners Municipal Funds – Massachusetts Money Market Portfolio.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

          Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Massachusetts Municipal Money Market Fund	III

          As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 2, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

IV	Western Asset Massachusetts Municipal Money Market Fund

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

  18.5%

  16.6%

  15.5%

  11.3%

  7.8%

  7.0%

  6.8%

  6.3%

  4.5%

  3.7%

  1.1%

  0.9%

Education

General Obligation

Hospitals

Industrial Development

Housing: Multi-Family

Miscellaneous

Transportation

Water & Sewer

Life Care Systems

Finance

Housing: Single-Family

Solid Waste

September 30, 2007

0.0%

5.0%

10.0%

15.0%

20.0%

Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report	1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          This example is based on an investment of $1,000 invested on April 1, 2007 and held for the six months ended September 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)

Class A	1.58%	$1,000.00	$1,015.80	0.61%	$3.07

(1)	For the six months ended September 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements.In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class A annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2	Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)

Class A	5.00%	$1,000.00	$1,021.95	0.61%	$3.08

(1)	For the six months ended September 30, 2007.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class A annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report	3

Schedule of Investments (September 30, 2007) (unaudited)

WESTERN ASSET MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.6%
Education — 18.4%
$5,000,000	Massachusetts School Building Authority, TECP, LOC-Bank of Nova Scotia, 3.550% due 2/6/08	$5,000,000
	Massachusetts State College Building Authority:
5,075,000	MERLOT, PART, Series B-11, AMBAC-Insured, SPA-Wachovia Bank, 3.920%, 10/3/07 (a)	5,075,000
6,680,000	Project, Revenue, Floats, Series PT-2603, FGIC-Insured, SPA-Merrill Lynch Capital Services, 3.950%, 10/4/07 (a)(d)	6,680,000
	Massachusetts State DFA, Revenue:
2,000,000	Harvard University, Series B-1, 4.000%, 10/1/07 (a)	2,000,000
2,100,000	Judge Rotenburg Educational Center, LOC-Fleet National Bank, 3.840%, 10/3/07 (a)	2,100,000
2,000,000	Lasell College, LOC-Citizens Bank of MA, 3.860%, 10/4/07 (a)	2,000,000
4,500,000	Phillips Academy, SPA-Bank of New York, 3.880%, 10/4/07 (a)	4,500,000
2,368,000	Smith College Project, 3.820%, 10/4/07 (a)	2,368,000
3,590,000	Wentworth Institute, AMBAC-Insured, SPA-State Street Bank & Trust Co., 3.880%, 10/4/07 (a)	3,590,000
	Massachusetts State HEFA:
400,000	Bentley College, Series K, LOC-Bank of America, 3.850%, 10/3/07 (a)	400,000
	Revenue:
4,385,000	Simmons College, MERLOT, PART, Series T, AMBAC-Insured, SPA-Wachovia Bank, 3.920%, 10/3/07 (a)	4,385,000
3,500,000	TECP, Harvard University, Series EE, 3.640% due 10/4/07	3,500,000
5,200,000	Williams College, Series E, 3.860%, 10/3/07 (a)	5,200,000
1,075,000	University of Massachusetts, Series A, LOC-Dexia Credit Local, 3.820%, 10/3/07 (a)	1,075,000
181,000	Williams College, 3.830%, 10/4/07 (a)	181,000

	Total Education	48,054,000

Finance — 3.7%
	Massachusetts State DFA:
1,200,000	Buckingham Browne and Nichols School, LOC-JPMorgan Chase, 3.870%, 10/4/07 (a)	1,200,000
8,500,000	Revenue, YMCA Greater Boston, LOC-Citizens Bank, 3.860%, 10/4/07 (a)	8,500,000

	Total Finance	9,700,000

General Obligation — 16.5%
5,625,000	Boston, MA, GO, Series A, 4.000% due 3/1/08	5,635,210
2,000,000	Hull, MA, BAN, GO, 4.250% due 7/11/08	2,006,725
2,275,000	Massachusetts Bay Transportation Authority, GO, General Transportation System, SPA-Landesbank Baden-Wurttemberg, 3.860%, 10/3/07 (a)	2,275,000

See Notes to Financial Statements.

4	Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

General Obligation — 16.5% (continued)
	Massachusetts State, GO:
	Central Artery:
$1,700,000	Series A, SPA-Landesbank Baden-Wuerttenburg, 4.050%, 10/1/07 (a)	$1,700,000
400,000	Series B, SPA-State Street Bank & Trust Co., 4.050%, 10/1/07 (a)	400,000
	Consolidated Loan:
2,990,000	Series A, SPA-Dexia Credit Local, 4.050%, 10/1/07 (a)	2,990,000
5,400,000	Series B, SPA-Bank of America, 4.050%, 10/1/07 (a)	5,400,000
4,800,000	Milton, MA, GO, BAN, 4.000% due 9/19/08	4,816,574
3,031,944	New Bedford, MA, BAN, GO, 4.250% due 2/15/08	3,037,997
2,300,000	Newton, MA, BAN, GO, 4.000% due 11/15/07	2,300,938
1,700,000	Puttable Floating Option Tax-Exempt Receipts, GO, PT-4191, MBIA-Insured, LIQ-Merrill Lynch Capital Services, 3.940%, 10/4/07 (a)(b)(d)	1,700,000
2,320,000	Puttable Floating Option Tax-Exempt Receipts, GO, P-Floats PT-4302, FSA-Insured, LIQ-Merrill Lynch Capital Services Inc., 3.930%, 10/4/07 (a)(d)	2,320,000
8,525,000	Waltham, MA, BAN, GO, 4.250% due 3/20/08	8,546,335

	Total General Obligation	43,128,779

Hospitals — 15.5%
11,680,000	Massachusetts State DFA Revenue, Notre Dame Health Care Center, LOC-KBC Bank NV, 3.910%, 10/4/07 (a)	11,680,000
	Massachusetts State HEFA:
	Partners Healthcare Systems:
5,960,000	Series D-6, 4.050%, 10/1/07 (a)	5,960,000
4,680,000	Series P-1, FSA-Insured, SPA-Bayerische Landesbank Girozentrale, NY & Morgan Guaranty Trust Co. & JPMorgan Chase, 3.860%, 10/3/07 (a)	4,680,000
	Revenue:
1,000,000	Childrens Hospital, Series L-2, AMBAC-Insured, SPA-Bank of America, 4.050%, 10/1/07 (a)	1,000,000
9,900,000	CIL Realty Massachusetts, LOC-HSBC Bank USA N.A., 3.890%, 10/3/07 (a)	9,900,000
2,500,000	Great Brook Valley Health, Series A, LOC-TD Banknorth N.A., 3.870%, 10/3/07 (a)	2,500,000
4,570,000	Hallmark Health System, Series B, FSA-Insured, SPA-Bank of America, 3.860%, 10/4/07 (a)	4,570,000

	Total Hospitals	40,290,000

Housing: Multi-Family — 7.7%
1,000,000	Canton, MA, Housing Authority, MFH, Housing Mortgage Revenue, Refunding, Canton Arboretum Apartments, LIQ-FNMA, 3.880%, 10/3/07 (a)(b)	1,000,000

See Notes to Financial Statements.

Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report	5

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Housing: Multi-Family — 7.7% (continued)
	Massachusetts State DFA:
$2,600,000	MFH, Archstone Readstone, Series A, LOC-PNC Bank N.A.,
	3.910%, 10/3/07 (a)(b)	$2,600,000
9,100,000	Revenue, MFH-Avalon Acton Apartments, FNMA-Insured LIQ-FNMA,
	3.890%, 10/4/07 (a)(b)	9,100,000
	Massachusetts State HFA:
5,500,000	Housing Revenue, Series F, FSA-Insured, SPA-Dexia Credit Local,
	3.770%, 10/3/07 (a)	5,500,000
2,000,000	MFH, Princeton Crossing, FNMA, 3.930%, 10/4/07 (a)(b)	2,000,000

	Total Housing: Multi-Family	20,200,000

Housing: Single Family — 1.1%
1,700,000	Massachusetts State HFA, Housing Revenue, FSA Insured,
	SPA-Dexia Credit Local, 3.880%, 10/3/07 (a)(b)	1,700,000
1,100,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4139,
	FSA-Insured, SPA-Merrill Lynch Capital Services,
	3.940%, 10/4/07 (a)(b)(d)	1,100,000

	Total Housing: Single Family	2,800,000

Industrial Development — 11.3%
6,880,000	ISO New England Inc., LOC-Key Bank N.A., 3.870%, 10/4/07 (a)	6,880,000
	Massachusetts State DFA, IDR:
1,595,000	Ahead Headgear Inc., LOC-Citizens Bank of MA,
	3.900%, 10/3/07 (a)(b)	1,595,000
500,000	Cider Mills Farms Co. Inc., LOC-Fleet National Bank,
	3.920%, 10/3/07 (a)(b)	500,000
8,000,000	Multi-Mode-YMCA North Shore Project, LOC-Keybank N.A.,
	3.870%, 10/4/07 (a)	8,000,000
900,000	Refunding, Ocean Spray Cranberries Project, SPA-Wachovia Bank,
	3.890%, 10/4/07 (a)	900,000
	Resource Recovery Revenue:
5,245,000	Floater Series 563, MBIA-Insured, LIQ-Morgan Stanley Dean Witter,
	3.900%, 10/4/07 (a)(d)	5,245,000
3,425,000	North Shore Community Arts, LOC-Citizens Bank of MA,
	3.700% due 1/1/08 (c)	3,425,000
1,200,000	Salema Family Limited Partnership Series A, LOC-Fleet National Bank,
	3.900%, 10/3/07 (a)(b)	1,200,000
1,600,000	Series 1336, AMBAC-Insured, LIQ-Morgan Stanley,
	3.900%, 10/4/07 (a)(d)	1,600,000

	Total Industrial Development	29,345,000

Life Care Systems — 4.5%
	Massachusetts State DFA:
3,650,000	Assisted Living Facility Revenue, Whalers Cove Project, Series A,
	LOC-Wachovia Bank N.A., 3.920%, 10/4/07 (a)(b)	3,650,000
8,145,000	Revenue, Brooksby Village Inc. Project, LOC-LaSalle Bank,
	3.860%, 10/4/07 (a)	8,145,000

	Total Life Care Systems	11,795,000

See Notes to Financial Statements.

6	Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Miscellaneous — 6.9%
	Massachusetts State DFA:
$2,250,000	Horner Millwork Corp., LOC-Bank of America, 3.920%, 10/3/07 (a)(b)	$2,250,000
	Revenue:
4,850,000	Community Resources For Justice, LOC-Citizens Bank of MA,
	3.850%, 10/4/07 (a)	4,850,000
10,000,000	Marine Biological Laboratory, LOC-JPMorgan Chase,
	3.880%, 10/4/07 (a)	10,000,000
1,000,000	Massachusetts State IFA Revenue, Whitehead Institute Biomed Research, SPA-Bank of America, 3.820%, 10/3/07 (a)	1,000,000

	Total Miscellaneous	18,100,000

Solid Waste — 0.9%
2,300,000	Massachusetts State DFA Solid Waste Disposal Revenue,
	Newark Group Project, Series C, LOC-Wachovia Bank, N.A.,
	3.900%, 10/3/07 (a)(b)	2,300,000

Transportation — 6.8%
6,400,000	Massachusetts Bay Transportation Authority, General Transportation
	Systems, SPA-Westdeutsche Landesbank, 3.770%, 10/3/07 (a)	6,400,000
	Massachusetts Port Authority:
3,960,000	Revenue, Floats PT-2785, AMBAC-Insured, SPA-Merrill Lynch
	Capital Services Inc., 3.950%, 10/4/07 (a)(d)	3,960,000
5,000,000	TECP, Series 2003, LOC-Westdeutsche Landesbank,
	3.650% due 11/1/07	5,000,000
2,335,000	Massachusetts State Turnpike Authority, Certificates, Series 335,
	AMBAC-Insured, LIQ-Morgan Stanley Dean Witter,
	3.900%, 10/4/07 (a)	2,335,000

	Total Transportation	17,695,000

Water & Sewer — 6.3%
500,000	Boston, MA, Water & Sewer Commission Revenue, 3.730% due 10/12/07	500,000
	Boston, MA, Water & Sewer Community Revenue:
1,000,000	3.850% due 10/12/07	1,000,000
2,000,000	3.700% due 12/4/07	2,000,000
	Massachusetts State Water Resources Authority, Multi-Modal:
	General Subordinated:
2,800,000	Refunding, Series C, LOC-Landesbank Hessen-Thuringen,
	4.050%, 10/1/07 (a)	2,800,000
5,725,000	Series B, FGIC-Insured, SPA-Bayerische Landesbank,
	3.860%, 10/3/07 (a)	5,725,000
550,000	Series C, FGIC-Insured, SPA-Bayerische Landesbank,
	3.860%, 10/3/07 (a)	550,000
3,730,000	Series D, FGIC-Insured, LIQ-Dexia Credit Local,
	3.880%, 10/3/07 (a)	3,730,000

	Total Water & Sewer	16,305,000

	TOTAL INVESTMENTS — 99.6% (Cost — $259,712,779#)	259,712,779
	Other Assets in Excess of Liabilities — 0.4%	974,135

	TOTAL NET ASSETS — 100.0%	$260,686,914

See Notes to Financial Statements.

Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report	7

Schedule of Investments (September 30, 2007) (unaudited) (continued)

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
CIL	— Corporation for Independent Living
DFA	— Development Finance Agency
FGIC	— Financial Guaranty Insurance Company
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Optional Tender
MFH	— Multi-Family Housing
PART	— Partnership Structure
SPA	— Standby Bond Purchase Agreement
TECP	— Tax Exempt Commercial Paper

Ratings Table* (September 30, 2007) (unaudited)

S&P/Moody’s/Fitch**
A-1	44.5%
VMIG1	31.0
SP-1	5.1
F-1	4.5
AAA/Aaa	3.3
AA/Aa	2.2
MIG1	2.1
NR	7.3

100.0%

*	As a Percentage of total investments.

**	S&P primary rating; Moody’s secondary, then Fitch. See pages 9 and 10 for definitions of ratings.

See Notes to Financial Statements.

8	Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report	9

Bond Ratings (unaudited) (continued)

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative
CCC		with respect to capacity to pay interest and repay principal in accordance with the terms of the and CC

obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature—VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

10	Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report

Statement of Assets and Liabilities (September 30, 2007) (unaudited)

ASSETS:
Investments, at amortized cost	$259,712,779
Cash	34,378
Receivable for securities sold	6,121,522
Receivable for Fund shares sold	3,277,220
Interest receivable	1,301,855
Prepaid expenses	11,438

Total Assets	270,459,192

LIABILITIES:
Payable for Fund shares repurchased	9,637,532
Investment management fee payable	96,637
Distribution fees payable	21,494
Trustees’ fees payable	6,199
Deferred compensation payable	1,634
Distributions payable	1,149
Accrued expenses	7,633

Total Liabilities	9,772,278

Total Net Assets	$260,686,914

NET ASSETS:
Par value (Note 3)	$2,605
Paid-in capital in excess of par value	260,621,160
Accumulated net realized gain on investments	63,149

Total Net Assets	$260,686,914

Shares Outstanding:
Class A	260,501,156

Net Asset Value:
Class A (and redemption price)	$1.00

See Notes to Financial Statements.

Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report	11

Statement of Operations (For the six months ended September 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$4,807,477

EXPENSES:
Investment management fee (Note 2)	578,056
Distribution fees (Note 2)	128,458
Legal fees	19,025
Registration fees	14,338
Audit and tax	13,863
Shareholder reports	10,500
Trustees’ fees	4,990
Transfer agent fees	3,124
Custody fees	2,004
Insurance	432
Miscellaneous expenses	4,023

Total Expenses	778,813

Net Investment Income	4,028,664

Net Realized Loss From Investments	(3,151)

Increase in Net Assets From Operations	$4,025,513

See Notes to Financial Statements.

12	Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended September 30, 2007 (unaudited) and the year ended March 31, 2007

	September 30	March 31

OPERATIONS:
Net investment income	$4,028,664	$6,892,722
Net realized gain (loss)	(3,151)	66,300

Increase in Net Assets From Operations	4,025,513	6,959,022

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(4,028,664)	(6,892,722)
Net realized gains	—	(16,590)

Decrease in Net Assets From Distributions to Shareholders	(4,028,664)	(6,909,312)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	525,675,729	1,129,710,678
Reinvestment of distributions	3,952,632	6,798,387
Cost of shares repurchased	(530,355,418)	(1,077,395,272)

Increase (Decrease) in Net Assets From Fund Share Transactions	(727,057)	59,113,793

Increase (Decrease) in Net Assets	(730,208)	59,163,503

NET ASSETS:
Beginning of period	261,417,122	202,253,619

End of period	$260,686,914	$261,417,122

See Notes to Financial Statements.

Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report	13

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares(1)	2007(2)		2007		2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Income From Operations:
Net investment income	0.016		0.030		0.021	0.008	0.004	0.008
Net realized gain (loss)	(0.000	)(3)	0.000	(3)	0.000 (3)	—	—	0.000 (3)

Total Income From Operations	0.016		0.030		0.021	0.008	0.004	0.008

Less Distributions From:
Net investment income	(0.016)		(0.030)		(0.021)	(0.008)	(0.004)	(0.008)
Net realized gain	—		(0.000	)(3)	—	—	—	—

Total Distributions	(0.016)		(0.030)		(0.021)	(0.008)	(0.004)	(0.008)

Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Total Return(4)	1.58%		3.01%		2.10%	0.81%	0.44%	0.78%

Net Assets, End of Period (millions)	$261		$261		$202	$183	$223	$254

Ratios to Average Net Assets:
Gross expenses	0.61	%(5)	0.61	%(6)	0.64%	0.64%	0.61%	0.65%
Net expenses(7)	0.61	(5)	0.61	(6)(8)	0.64 (8)	0.64 (8)	0.61	0.65
Net investment income	3.14	(5)	2.96		2.09	0.79	0.43	0.78

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2007 (unaudited).

(3)	Amount represents less than $0.0005 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense, other than interest brokerage, taxes and extraordinary expenses, ratios would have been 0.61% and 0.60%, respectively.

(7)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.80%.

(8)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.      Organization and Significant Accounting Policies

Western Asset Massachusetts Municipal Money Market Fund (the “Fund”) is a separate non-diversified series of the Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

          The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

          (b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Massachusetts.

          (c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

          (d) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

          (e) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

          (f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report	15

Notes to Financial Statements (unaudited) (continued)

2.      Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate

First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

          LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

          During the six months ended September 30, 2007, the Fund’s Class A shares had a voluntary expense limitation in place of 0.80%.

          Legg Mason Investor Services, LLC (“LMIS”), a wholly owned broker-dealer subsidiary of Legg Mason will serve as the Fund’s sole and exclusive distributor effective December 1, 2007. During the reporting period, Citigroup Global Markets Inc. (“CGM”) and LMIS served as distributors of the Fund.

          The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a service fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of the class. For the six months ended September 30, 2007, total distribution fees, which are accrued daily and paid monthly, were $128,458.

          The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of September 30, 2007, the Fund had accrued $1,634 as deferred compensation payable.

          Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

16	Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3.      Shares of Beneficial Interest

At September 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Prior to April 16, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

          Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statement of Changes in Net Assets for the corresponding capital shares transactions.

4.      Regulatory Matters

On May 31, 2005, the Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management, LLC (“SBFM”) a wholly-owned subsidiary of Legg Mason and the then-investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

          The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new-transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pur-

Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report	17

Notes to Financial Statements (unaudited) (continued)

suant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Affected Funds.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

5.      Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

          On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds

18	Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

          On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

          Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

          Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 4. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Fund under their respective contracts.

          On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have the ability to appeal this order.

6.      Other Matters

As previously disclosed, on September 16, 2005 the staff of the Securities and Exchange Commission informed SBFM and SBAM that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a)

Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report	19

Notes to Financial Statements (unaudited) (continued)

and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the Securities and Exchange Commission relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser.

* * *

          On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

          The Subject Trust is also named in the complaint as a nominal defendant.

          The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

          In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move

20	Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed a notice of appeal.

7.      Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was April 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

          On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

8.      Recent Developments

On May 21, 2007, the United States Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the validity of statutes that create a state tax exemption for interest from municipal securities. The Kentucky Court of Appeals had held that Kentucky’s statute, which provided an exemption for interest earned on municipal securities of Kentucky issuers while taxing interest earned on municipal securities of issuers in other states, violated the Interstate Commerce Clause of the United States Constitution. If the Supreme Court were to adopt the reasoning of the Kentucky Court of Appeals, its decision would affect the state tax status of fund distributions. It is unclear how such a decision would affect the market for municipal securities, but it could adversely affect the value of securities held by the Fund, and therefore of the Fund’s shares. Such a decision could also prompt legislation at the state level that would have further impacts upon the taxability of

Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report	21

Notes to Financial Statements (unaudited) (continued)

Fund distributions and upon the market for municipal securities. The case was argued before the Supreme Court on November 5, 2007, but no decision has yet been issued.

9.      Subsequent Event

Effective December 1, 2007, LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

22	Western Asset Massachusetts Municipal Money Market Fund 2007 Semi-Annual Report

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Western Asset Massachusetts
Municipal Money Market Fund

TRUSTEES
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
     Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan H. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

INVESTMENT MANAGER
 Legg Mason Partners Fund
   Advisor, LLC

SUBADVISER
Western Asset Management
   Company

DISTRIBUTOR
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and
   Trust Company

TRANSFER AGENT
PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts
01581

INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, NY 10154

Western Asset Massachusetts
Municipal Money Market Fund

The Fund is a separate investment series of the Legg Mason Partners Money Market Trust, a Maryland business trust.

WESTERN ASSET MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholders Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12 month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Massachusetts Municipal Money Market Fund.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/Investor Services

©2007 Legg Mason Investor Services, LLC
Member FINRA, SIPC

WASX010410  11/07  SR07-452

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	Principal Accountant Fees and Services
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s
disclosure controls and procedures (as defined in Rule 30a- 3(c)
under the Investment Company Act of 1940, as amended (the “1940
Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure
controls and procedures required by Rule 30a-3(b) under the 1940
Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the
1940 Act) that occurred during the registrant’s last fiscal
half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are
likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: December 6, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: December 6, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date: December 6, 2007